Share-Based Compensation and Other Compensation Arrangements - Narrative (Details) $ / shares in Units, $ in Millions							1 Months Ended			12 Months Ended
	Mar. 11, 2024 $ / shares shares	Feb. 20, 2024 $ / shares shares	Feb. 16, 2023 $ / shares shares	Jul. 29, 2022 $ / shares shares	Feb. 16, 2022 shares	Feb. 17, 2021 shares	Feb. 28, 2022 $ / shares shares	Feb. 28, 2021 $ / shares shares	Feb. 28, 2020 $ / shares shares	Dec. 31, 2023 USD ($) FUND $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of stock available for issuance (in shares)										12,900,000
Granted (in shares)										30,000
Share-based compensation arrangement by share-based payment award, options, exercises in period, total intrinsic value | $										$ 80	$ 75	$ 84
Share-based payment arrangement, exercise of option, tax benefit | $										$ 18	17	19
Share-based compensation arrangement by share-based payment award, purchase period										3 months
Number of investment funds | FUND										23
Deferred compensation | $										$ 188	(117)	$ 126
Deferred compensation liability which is being marked to market | $										1,640	$ 1,499
2022 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $										$ 11
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition										1 year 2 months 12 days
Executive Long-Term Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $										$ 366
Granted (in shares)										411,134
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period										3 years
Share-based compensation arrangement by share-based payment award, expiration period										10 years
Granted in period, weighted average grant date fair value (in shares) | $ / shares											$ 83.04	$ 74.63
Stock options | 2021 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					348,769	342,986						148,322
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent						120.00%						120.00%
Stock options | 2022 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent					120.00%
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent (reduced)					110.00%
Stock options | 2021 Stock Options Premium
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)												40,322
Stock options | 2021 Stock Options Non-Premium
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)												108,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	125,432	2,008,499
Granted in period, weighted average grant date fair value (in shares) | $ / shares	$ 192.94	$ 204.15
Restricted stock units | Executive Long-Term Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				2,568,112			327,523	1,804,541	980,077
Granted in period, weighted average grant date fair value (in shares) | $ / shares				$ 157.69			$ 214.35	$ 217.48	$ 215.7
Performance Restricted Stock Units (PRSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $										$ 31
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition										2 years 1 month 6 days
Granted (in shares)	153,306		199,899
Granted in period, weighted average grant date fair value (in shares) | $ / shares	$ 192.94		$ 214.35
Performance Restricted Stock Units (PRSU) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout percentage	0.00%		0.00%
Performance Restricted Stock Units (PRSU) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout percentage	200.00%		200.00%
Performance Based Restricted Stock Units (PBRSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period										3 years
Performance Based Restricted Stock Units (PBRSUs) | 2020 PBRSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout range										0.00%
Performance Based Restricted Stock Units (PBRSUs) | 2020 PBRSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout range										0.00%
Performance Based Restricted Stock Units (PBRSUs) | 2020 PBRSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout range										200.00%
Performance Based Restricted Stock Units (PBRSUs) | 2019 PBRSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout range										0.00%
Performance Based Restricted Stock Units (PBRSUs) | 2019 PBRSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payout range										200.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of stock available for issuance (in shares)										12,000,000
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent										95.00%
Share-based compensation arrangement by share-based payment award, shares issued in period (in shares)										216,719
Employee stock ownership plan (ESOP), weighted average purchase price of shares purchased (in dollars per share) | $ / shares										$ 193.52